Going Concern	6 Months Ended
Jun. 30, 2025
Going Concern [Abstract]
GOING CONCERN
2	GOING CONCERN

For the period ended June 30, 2025, the Group incurred a net loss of USD 37,113,975, accumulated losses of USD 239,567,432, and reported a negative working capital position of USD 33,125,904. While management expects to generate cash flows from operations, the Group’s ability to continue as a going concern is primarily dependent on securing additional funding and ensuring its timely availability. Management acknowledges that there is a risk that projected cash flows may not materialize in line with the twelve-month forecasts from the date of approval of these condensed interim consolidated financial statements. In assessing going concern, management reviewed the strategic plan and budget, including anticipated developments in liquidity and capital resources.

On July 25, 2025, the Group utilized an additional USD 23,000,000 under the Convertible Note issued Streaming, following earlier issuances of USD 12,000,000 on December 16, 2024, and USD 20,000,000 on February 7, 2025. These transactions were executed pursuant to the Note Purchase Agreement with OSN Streaming Limited, bringing the total amount issued under the Convertible Note to USD 55,000,000. On October 14, 2025, OSN Streaming delivered a Notice of Intention to Convert the full USD 55,000,000 principal amount together with capitalized and accrued PIK interest, with conversion scheduled for December 15, 2025.

Despite these developments, material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern for at least twelve months from the date of issuance of these condensed interim consolidated financial statements. OSN Streaming Limited, the Parent Company, has provided a letter of support confirming its commitment to continue financial support to Anghami for the next twelve months from the date of approval of these financial statements.

Accordingly, these condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes the Group will continue operations and secure necessary funding. No adjustments have been made to the carrying amounts or classification of assets and liabilities that might be required should the Group be unable to continue as a going concern.